Deferred tax - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total amount of tax attributes and deductible temporary differences	€ 1,882,500	€ 1,653,700	€ 1,485,800
Tax losses carried forward and deductible temporary differences	1,516,600	1,343,200	1,229,300
Amount of statutory tax losses carried forward for offset against future profits	883,600
Deferred tax assets	1,363	4,032	4,475
Expiry between 2028 and 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward for offset against future profits	2,700
Belgium.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward for offset against future profits	769,900
For one subsidiary company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,100
Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction, dividend received deduction and investment deduction	1,000	1,000	1,000
Innovation Income Deduction And Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction, dividend received deduction and investment deduction	365,900	310,500	256,500
Due to innovation income deduction | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carried forward innovation income to be offset against future income	346,200	301,300	247,200
Dividend received deduction carried forward to be offset against future income Screen reader support enabled. | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction, dividend received deduction and investment deduction	€ 18,700	€ 8,200	€ 8,400